Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 1,336,058	$ 1,115,006	$ 945,729
Ireland
Segment Reporting Information [Line Items]
Net Revenue	272,683	171,977	88,869
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	333,543	338,537	348,492
United States
Segment Reporting Information [Line Items]
Net Revenue	582,250	471,700	393,957
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 147,582	$ 132,792	$ 114,411